Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Deferred Acquisition Costs

12.  DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs is as follows:

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$229	$160	$295
Costs deferred	462	397	300
Amortization	(477)	(328)	(435)
Ending balance	$214	$229	$160

Refer to Note 2, Recent Accounting Pronouncements — Adopted, for more information on amendments to existing accounting guidance.